U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 4, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Insurance Trust (the “Trust”)
File Nos. 333-93813 and 811-09761

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Dynamic VP HY Bond Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 30, 2012 filed electronically as Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A on April 27, 2012.

If you have any questions concerning the foregoing, please contact Adam Henkel of U.S. Bancorp Fund Services, LLC at (312) 325-2037.

Sincerely,

/s/Adam R. Henkel

Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC